UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    May 13, 2005

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         $846,507,023

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870     9,360,384  2,172,450  Sole         2,172,450         0
American Axle & Mfg. Holding Com    024061103    10,338,143    421,965  Sole           243,000   178,965
Apria Healthcare             Com    037933108    50,471,311  1,572,315  Sole         1,178,400   393,915
Bank of America Corporation  Com    060505104    12,288,906    278,660  Sole                 0   278,660
BJ's Wholesale Club          Com    05548J106    15,387,279    495,405  Sole           130,100   365,305
Borders Group Inc.           Com    099709107     5,289,807    198,716  Sole                 0   198,716
Cal Dive International       Com    127914109     7,235,543    159,725  Sole                 0   159,725
Citigroup Inc.               Com    172967101    30,993,608    689,666  Sole           399,800   289,866
Cooper Tire & Rubber         Com    216831107     8,230,941    448,308  Sole                 0   448,308
Corillian Corp.              Com    218725109       600,300    172,500  Sole                 0   172,500
Coventry Health Care Inc.    Com    222862104    16,894,700    247,941  Sole           159,962    87,979
Exxon Mobil Corp.            Com    30231G102       255,088      4,280  Sole                 0     4,280
Fairchild Semiconductor      Com    303726103    38,687,171  2,523,625  Sole         1,707,000   816,625
Federal National Mortgage    Com    313586109    36,324,248    667,112  Sole           493,300   173,812
First Avenue Networks Inc.   Com    31865X106    46,992,464  4,988,035  Sole         4,082,218   905,817
Freescale Semiconductor - B  Com    35687M206       948,593     55,701  Sole                 0    55,701
Hasbro, Inc.                 Com    418056107    17,896,613    875,140  Sole           496,350   378,790
IPASS Inc.                   Com    46261V108    12,235,104  1,999,200  Sole         1,999,200         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Leadis Technology            Com    52171N103       611,754    102,300  Sole           102,300         0
Leap Wireless International  Com    521863308    20,602,945    790,900  Sole           790,900         0
Loews Corporation            Com    540424108    11,203,099    152,340  Sole                 0   152,340
Magellan Health Services     Com    559079207    61,065,610  1,793,410  Sole         1,503,250   290,160
Merck & Co.                  Com    589331107    30,855,278    953,206  Sole           603,150   350,056
Motorola                     Com    620076109     7,556,362    504,767  Sole                 0   504,767
Newmont Mining               Com    651639106     6,919,367    163,772  Sole                 0   163,772
Nextel Communications Inc.   Com    65332V103    53,363,523  1,877,675  Sole         1,436,350   441,325
Nokia Corp.                  Com    654902204    31,977,904  2,072,450  Sole         1,282,800   789,650
Peak International Ltd.      Com    G69586108     4,884,002  1,288,655  Sole                 0 1,288,655
Pfizer Inc.                  Com    717081103    38,905,739  1,480,995  Sole           972,900   508,095
PNC Financial Services Group Com    693475105    29,521,927    573,464  Sole           372,000   201,464
Rockford Corp.               Com    77316P101     3,444,700  1,406,000  Sole           693,700   712,300
Spectrum Control             Com    847615101    12,135,762  1,624,600  Sole           994,900   629,700
Sprint Corporation           Com    852061100    66,287,403  2,913,732  Sole         2,123,000   790,732
Stolt Offshore SA            Com    861567105    15,040,556  1,908,700  Sole                 0 1,908,700
Time Warner Inc.             Com    887317105    16,887,049    962,225  Sole           851,500   110,725
Tyco International Ltd.      Com    902124106    19,122,857    565,765  Sole           377,100   188,665
United Online Inc.           Com    911268100    32,779,738  3,130,825  Sole         2,375,800   755,025
USA Mobility Inc.            Com    90341G103     2,575,800     79,500  Sole            79,500         0
UST Inc.                     Com    902911106     4,244,312     82,095  Sole                 0    82,095
Verizon Communications       Com    92343V104       233,306      6,572  Sole                 0     6,572
Waste Management Inc.        Com    94106L109    19,634,791    680,582  Sole           390,400   290,182
Wilsons Leather Experts      Com    972463103    23,960,147  6,271,063  Sole         6,271,063         0
WSFS Financial               Com    929328102    12,262,698    233,309  Sole                 0   233,309

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